Share-Based Compensation - Additional Information (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 81.0	$ 147.0	$ 69.0
Tax benefit	31.0	31.0	$ 14.0
Share-based compensation liability accrued	15.0	$ 7.0
Unrecognized compensation costs	$ 83.0
Weighted-average remaining period of unrecognized compensation costs	1 year 8 months
Shares reserved for future issuance	21,823,633
2015 and 2016 performance shares conversion percentage to restricted stock units	100.00%
Incremental expense related to the modification of grants	$ 0.3
Incremental expense related to modification of grants recognized over the remaining terms of the awards	$ 5.6
EBITDA CAGR [member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value, granted	$ 58.83	$ 82.38	$ 64.59
Stock Options [member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average remaining contractual term	8 years 2 months
Relative shareholder return [member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value, granted	$ 62.43	$ 98.94	$ 70.68
Deferred Share Units [member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
DSU shares issued	11,393	6,179
Weighted average grant date fair value, granted	$ 66.12	$ 84.96